Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Inventories [Abstract]
Inventories recognized as expense	$ 100,460	$ 68,145